Cost of Sales - Narrative - impairment of assets (Details) oz in Millions, R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R) oz	Jun. 30, 2023 ZAR (R)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets | R	R 0	R 2,793	R 0
Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of assets | R		R 2,793
Total Mineral resource estimation before exploration drilling program		56.4
Total Indicated Mineral resource estimation before exploration drilling program		22.0
Total Inferred Mineral resource estimation before exploration drilling program		34.4
Total Inferred mineral resource estimation after drilling progam		13.8
Resource Base [Member] | Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount | R		R 888